Income Taxes (Details) - Schedule of provision for income taxes - USD ($) $ in Thousands	12 Months Ended
	Jul. 03, 2022	Jun. 27, 2021
Schedule Of Provision For Income Taxes Abstract
Federal statutory rate	$ (6,431)	$ (26,774)
Federal statutory rate, percenatge	21.00%	21.00%
State and local tax net of federal benefit	$ 6,675	$ (6,190)
State and local tax net of federal benefit, percenatge	(21.80%)	4.90%
Deferred tax asset valuation allowance	$ (29,901)	$ 34,060
Deferred tax asset valuation allowance, percenatge	97.60%	(26.70%)
Business Combination and asset acquisition items	$ 10,800
Business Combination and asset acquisition items, percenatge	(35.30%)
Compensation limited by section 162(m) of the Internal Revenue Code	$ 17,590
Compensation limited by section 162(m) of the Internal Revenue Code, percenatge	(57.40%)
Uncertain tax positions	$ 1	$ 2
Uncertain tax positions, percenatge		0.00%
Foreign tax rate difference	$ 65	$ (1,251)
Foreign tax rate difference, percenatge	(0.20%)	1.00%
Other	$ 511	$ (882)
Other, percenatge	(1.60%)	0.60%
Effective tax rate	$ (690)	$ (1,035)
Effective tax rate, percenatge	2.30%	0.80%